Bank borrowings	12 Months Ended
Mar. 31, 2018
Bank borrowings
Bank borrowings
Bank borrowings

19.            Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31
	2017	2018
	(in millions of RMB)
US$4.0 billion syndicated loan denominated in US$ (i)	27,346	24,957
Long-term other borrowings (ii)	3,613	9,196
Short-term other borrowings (iii)	5,948	6,028

	36,907	40,181
Less: current portion	(5,948)	(6,028)

Non-current portion	30,959	34,153

(i)

As of March 31, 2017 and 2018, the Company had a five-year US$4.0 billion syndicated loan, which was entered into with a group of eight lead arrangers. The loan has a five-year bullet maturity and is priced at 110 basis points over LIBOR. The related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions).

(ii)

As of March 31, 2017 and 2018, the Company had long-term borrowings from banks with weighted average interest rates of approximately 4.6% and 4.5% per annum, respectively. Such borrowings are all denominated in RMB.

(iii)

As of March 31, 2017 and 2018, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 1.7% to 4.8% and 2.2% to 6.1% per annum, respectively. Such borrowings are primarily denominated in RMB or US$.

Certain other bank borrowings are collateralized by a pledge of certain bank deposits, buildings and property improvements, construction in progress and land use rights in the PRC with carrying values of RMB6,715 million and RMB20,927 million, as of March 31, 2017 and 2018, respectively. As of March 31, 2018, the Company is in compliance with all covenants in relation to bank borrowings.

In April 2017, the Company obtained a new revolving credit facility provided by certain financial institutions for an amount of US$5.15 billion which has not yet been drawn down. The interest rate on any outstanding utilized amount under this new credit facility is calculated based on LIBOR plus 95 basis points. This facility is reserved for general corporate and working capital purposes (including acquisitions).

As of March 31, 2018, the borrowings will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	6,031
Between 1 to 2 years	3,101
Between 2 to 3 years	747
Between 3 to 4 years	25,400
Between 4 to 5 years	430
Beyond 5 years	4,629

40,338